Financing Arrangements (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended				12 Months Ended
	Oct. 31, 2011	Sep. 30, 2011	Oct. 31, 2010	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2009
Financing Arrangements/Convertible Notes [Abstract]
Unsecured five-year revolving credit facility		$ 500,000		$ 500,000	$ 500,000
Borrowings under the revolving credit facility		250,000		200,000
Payments under financing arrangements	250,000		200,000		200,000	450,000
Outstanding letters of credit and bank guarantees					41,225
Outstanding leasing obligations					$ 1,126